Accrued Expenses	12 Months Ended
Jul. 03, 2022
Accrued Expenses [Abstract]
Accrued Expenses

(8) Accrued Expenses

As of July 3, 2022 and June 27, 2021, accrued expenses consist of:

	July 3, 2022	June 27, 2021
Compensation	$15,746	$13,577
Taxes and licenses	11,568	9,646
Customer deposits	10,728	7,114
Insurance	5,229	8,285
Deferred revenue	6,384	5,885
Utilities	4,185	3,399
Deferred rent	3,252	4,384
Professional fees	3,062	4,473
Interest	498	4,693
Other	2,202	2,194
Total accrued expenses	$62,854	$63,650